SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 21,459	$ 14,286
Public company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 21,459